Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - Expected credit loss segregated by product (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 175,188	R$ 82,628
Financial assets at fair value through other comprehensive income
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	7,527	8,855
Financial assets at fair value through other comprehensive income | Securities
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	7,527	8,855
Evaluated at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	166,647	73,773
Evaluated at amortized cost | Securities
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,497	1,087
Evaluated at amortized cost | Securities purchased under agreements to resell
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	2,569	370
Evaluated at amortized cost | Loans and credit card operations
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	23,396	7,101
Evaluated at amortized cost | Securities trading and intermediation
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	81,988	55,485
Evaluated at amortized cost | Accounts Receivable
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	6,531	6,418
Evaluated at amortized cost | Others
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	49,666	3,312
On-balance exposures
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	174,174	82,628
Off-balance exposures
Disclosure of financial assets that are either past due or impaired [line items]
Expected Credit Loss	R$ 1,014	R$ 0